Restructuring and Related Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Restructuring and related costs	$ 2,542	$ 0
Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and related costs	2,542
Payments for restructuring	1,689
Accelerated amortization of right of use assets	$ (853)